REGULATORY FRAMEWORK (Details 5)	12 Months Ended
Dec. 31, 2025
Base And Additional Remuneration To Hydroelectric Generators [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium HI Capacity > 120 ≤ 300 MW
Base remuneration ($ / MW-month)	2,570,771
Base And Additional Remuneration To Hydroelectric Generators One [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Small HI Capacity > 50 ≤ 120 MW
Base remuneration ($ / MW-month)	3,534,805
Base And Additional Remuneration To Hydroelectric Generators Two [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium Pumped HI Capacity > 120 ≤ 300 MW
Base remuneration ($ / MW-month)	2,570,771
Base And Additional Remuneration To Hydroelectric Generators Three [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Renewable HI Capacity ≤ 50 MW
Base remuneration ($ / MW-month)	5,784,224